Earnings (Loss) per share (Details) - Schedule of basic and diluted net loss per share (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic And Diluted Net Loss Per Share Abstract
Net loss from continuing operations available to shareholders of the Company - diluted	¥ 6,670	¥ (12,102)	¥ (11,792)